Cash and Cash Equivalent Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents in domestic accounts	$ 225,396	$ 191,460
Cash and cash equivalents in foreign accounts	63,787	56,240
Cash and cash equivalents of continued operations at end of period	$ 289,183	$ 247,700	$ 224,259